Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000031720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	First Eagle Overseas Variable Fund
Without Sales Load [Member] | C000031720
Average Annual Return [Line Items]
Average Annual Return, Percent	37.47%	9.02%	7.61%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	8.18%